Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum lease payments under operating lease agreements
2015	$ 5,829
2016	5,628
2017	5,151
2018	4,600
2019	3,975
Thereafter	59,991
Total minimum future lease payments	85,174
Sublease rental income	10,887
Rent expense under operating lease	6,182	6,225	6,377
Sublease income	$ 193	$ 0	$ 0